Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 29,029	$ 26,479	$ 25,234
Accumulated amortization	(9,646)	(8,234)	(5,718)
Net carrying amount	$ 19,383	$ 18,245	$ 19,516
Payor contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 19,400	$ 19,400	$ 18,900
Accumulated amortization	(7,095)	(6,152)	(4,283)
Net carrying amount	$ 12,305	$ 13,248	$ 14,617
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 6,650	$ 4,170	$ 4,170
Accumulated amortization	(1,614)	(1,350)	(945)
Net carrying amount	$ 5,036	$ 2,820	$ 3,225
Clinical contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years	9 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 2,979	$ 2,909
Accumulated amortization	(937)	(732)
Net carrying amount	$ 2,042	$ 2,177